Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Outstanding convertible preferred stock
As of December 31, 2020 the Company had outstanding the following series of convertible preferred stock, each par value $0.001 per share:

	December 31, 2020
(Amounts in millions, except share amounts in thousands)	Shares
	Issued and	Carrying
	Outstanding	Amount
Series A	31,720	$17
Series B	18,313	41
Series C	23,467	155
Series D-1	9,864	199
Series D-2	7,750	156
Series E	10,900	433
Series F	11,368	676
Series G	27,358	1,730
Series G-1	26,288	2,681
Series H-1	135,324	1,353
Acquisition	2,438	224
Junior	1	1
Total	304,792	$7,666